Accounting Policies - Additional Information (Detail) R in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018 USD ($)		Dec. 31, 2018 ZAR (R)	Dec. 31, 2017 USD ($)		Dec. 31, 2017 ZAR (R)	Dec. 31, 2016 USD ($)		Dec. 31, 2016 ZAR (R)	Dec. 31, 2015 USD ($)
Disclosure of changes in accounting estimates [line items]
Carrying amount of property, plant and equipment	$ 4,259.2			$ 4,892.9
Carrying value of goodwill	0.0			76.6			$ 317.8
Impairment loss on goodwill	71.7			277.8			0.0
Gold-in-process and stockpiles	325.0			305.4
Provision for environmental rehabilitation costs	289.6			281.5			283.1
Silicosis settlement costs	25.1			31.9
Deferred taxation liability	454.9			453.9
Deferred taxation asset	269.5			72.0
Taxation payable	5.2			77.5			107.9			$ 59.3
Share-based payments	37.5			26.8			14.0
Derivative financial assets	9.3			5.5
Derivative financial liabilities	22.6			3.3
Asanko redeemable preference shares	$ 132.9			0.0
Dividends withholding tax percentage	20.00%		20.00%
South Deep Mine [member]
Disclosure of changes in accounting estimates [line items]
Impairment loss	$ 481.5		R 6,470,900.0	277.8		R 3,495,000.0	0.0		R 0.0
South Deep Mine [member] | Goodwill [member]
Disclosure of changes in accounting estimates [line items]
Impairment loss on goodwill	71.7	[1]	963.9	277.8	[1]	3,495.0	0.0	[1]
South Deep Mine [member] | Other impaired assets [member]
Disclosure of changes in accounting estimates [line items]
Impairment loss	$ 409.8	[1]	R 5,507.0	$ 0.0	[1]	R 0.0	$ 0.0	[1]
Rand [member]
Disclosure of changes in accounting estimates [line items]
Closing exchange rate	14.63			12.58
Average exchange rate	13.20		13.20	13.33		13.33	14.70		14.70
US Dollars [member]
Disclosure of changes in accounting estimates [line items]
Closing exchange rate	0.70			0.77
Average exchange rate	0.75		0.75	0.77		0.77	0.75		0.75
Trade And Other Receivable [member]
Disclosure of changes in accounting estimates [line items]
Derivative financial assets	$ 8.3			$ 25.0

[1]	For the year ended 31 December 2018, the Group recognised an impairment of R6,470.9 million (US$481.5 million) (2017: R3,495.0 billion (US$277.8 million) and 2016: Rnil (US$nil)) in respect of the South Deep cash-generating unit due to the deferral of production.